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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Taconic Offshore Management LLC
Address:    450 Park Avenue, 8th Floor
            New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein              New York, NY                  Nov 10, 2003
----------------------              ------------                  -------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                          ------------------

Form 13F Information Table Entry Total:             31
                                          ------------------

Form 13F Information Table Value Total:           84,369
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                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE



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                           FORM 13F INFORMATION TABLE

                                                     VALUE     SHRS OR    SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT    PRN   CALL  DISCRETION MANAGERS    SOLE   SHRD    NONE
   --------------      --------------      -----    --------   -------    ---   ----  ---------- --------    ----   ----    ----
Advance PCS                Common        00790K109     4,688    102,875  SH             Sole                102,875
Aether Sys 6.00% Due
3/22/2005               Note 6% 3/2      00808VAA3     5,055  5,184,231  PRN            Sole                              5,184,231
AOL Time Warner            Common        001084A105      932     61,650  SH             Sole                 61,650
Aurora Foods Inc           Common        05164B106        13    123,419  SH             Sole                123,419
Bay View Cap Corp
Calif                      Common        07262L101     2,413    397,588  SH             Sole                397,588
CKE Restaurants Nts      Note 4.25%      12561EAB1     7,308  7,262,748  PRN            Sole                              7,262,748
Collins & Aikman Corp      Common        194830204       355    105,137  SH             Sole                105,137
Concord EFS Inc            Common        206197105       871     63,705  SH             Sole                 63,705
Cosine
Communications Inc         Common        221222607       204     33,684  SH             Sole                 33,684
Gucci Grp NY               Common        401566104     7,739     91,799  SH             Sole                 91,799
Hercules Inc               Common        427056106     3,097    273,353  SH             Sole                273,353
Holly                      Common        435758305     2,612    105,393  SH             Sole                105,393
Meristar Hospitality
Corp                       Common        58984Y103       210     29,674  SH             Sole                 29,674
Metro-Goldwyn-Mayer
Inc                        Common        591610100       632     41,230  SH             Sole                 41,230
Milacron Inc               Common        598709103       189     82,200  SH             Sole                 82,200
Northwest Airlines
Corp                        CL A         667280101       400     41,230  SH             Sole                 41,230
OfficeMax Inc              Common        67622M108     4,268    455,449  SH             Sole                455,449
Pegasus                    Common        705904605       246     16,561  SH             Sole                 16,561
PeopleSoft Inc             Common        712713106     3,747    206,011  SH             Sole                206,011
Premiere Technologies  Note 5.75% 7/0    74058FAC6     3,001  2,982,246  PRN            Sole                              2,982,246
Redback Networks      Note 5.000% 4/07   757209AB7     1,932  4,828,810  PRN            Sole                              4,828,810
Roadway Corporation        Common        769742107     3,779     77,477  SH             Sole                 77,477
SFE 5 6/15/2006        SB NT CV 5%06     786449AE8     8,095  8,994,761  PRN            Sole                              8,994,761
Taubman Centers Inc        Common        876664103     7,251    369,974  SH             Sole                369,974
Tellium                    Common        87967E107       145    103,074  SH             Sole                103,074
The Mony Group Inc         Common        615337102     2,949     90,584  SH             Sole                 90,584
Turnstone Systems          Common        900423104     3,195  1,113,204  SH             Sole               1,113,204
UAL Corp              Common Par $0.01   902549500       661    620,384  SH             Sole                620,384
USG Corp                   Common        903293405     1,967    114,121  SH             Sole                114,121
WR Grace & Co              Common        38388F108       518    166,993  SH             Sole                166,993
Zimmer Holdings            Common        98956P102     5,897    107,056  SH             Sole                107,056

TOTAL VALUE                                           84,369